Commitments and Contingencies - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Period for which future capital and operating expenditures are committed, beginning year	2015
Period for which future capital and operating expenditures are committed, end year	2032
Estimated future purchase commitment	700
Total minimum lease payments	569
Expenses for operating leases	121	154	182
Capital Expenditure [Member]
Commitments and Contingencies Disclosure [Line Items]
Total future committed expenditure	427
Operating Expenditures [Member]
Commitments and Contingencies Disclosure [Line Items]
Total future committed expenditure	1,400